UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended July 31, 2014 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2014

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS - 58.5%
AUSTRALIA - 9.2%
AUD	5,000	AAI Ltd., 6.75%, 09/23/2014(a)(b)	$4,658,673
AUD	3,000	AAI Ltd., 6.75%, 09/23/2024(a)(b)	2,877,558
AUD	1,800	AMP Group Finance Services Ltd., 7.00%, 03/02/2015	1,707,021
AUD	2,500	APT Pipelines Ltd., 7.75%, 07/22/2020	2,633,961
AUD	5,300	Australia & New Zealand Banking Group Ltd., 6.75%, 11/10/2014	4,977,398
AUD	10,900	BHP Billiton Finance Ltd., 3.75%, 10/18/2017	10,223,490
AUD	9,000	BP Capital Markets PLC, 4.50%, 09/05/2017	8,583,914
AUD	4,000	CFS Retail Property Trust, 6.25%, 12/22/2014	3,761,360
AUD	4,300	CFS Retail Property Trust, 7.25%, 05/02/2016	4,254,250
AUD	8,200	Coca-Cola Amatil Ltd., 4.25%, 11/13/2019	7,707,282
AUD	5,300	DnB NOR Boligkreditt, 6.25%, 06/08/2016	5,186,181
AUD	10,600	KfW, 6.25%, 02/23/2018	10,853,662
AUD	10,500	KfW, 6.25%, 12/04/2019	11,023,020
AUD	15,000	KfW, 6.25%, 05/19/2021	15,958,215
AUD	3,300	Kommunalbanken AS, 6.00%, 10/21/2014	3,088,217
AUD	9,788	Kommunalbanken AS, 6.50%, 04/12/2021	10,445,467
AUD	17,600	National Australia Bank Ltd., 6.75%, 09/16/2014	16,435,983
AUD	2,900	National Capital Trust III, 3.66%, 09/30/2016(a)(b)(c)	2,631,233
AUD	2,500	National Wealth Management Holdings Ltd., 6.75%, 06/16/2016(a)(b)	2,398,407
AUD	4,800	New Zealand Milk Australia Pty Ltd., 6.25%, 07/11/2016	4,702,406
AUD	4,000	Rabobank Capital Funding Trust V, 3.38%, 12/31/2014(a)(b)(c)(d)	3,693,818
AUD	4,800	Royal Womens Hospital Finance Pty Ltd., 6.20%, 03/26/2017(a)(b)(e)	4,228,641
AUD	6,000	SPI Australia Assets Pty Ltd., 7.00%, 08/12/2015	5,769,056
AUD	2,000	Telstra Corp. Ltd., 8.75%, 01/20/2015	1,905,472
AUD	8,900	Wesfarmers Ltd., 8.25%, 09/11/2014	8,318,573
AUD	4,000	Westpac Banking Corp., 7.25%, 11/18/2016	4,046,692
AUD	3,600	Woolworths Ltd., 6.75%, 03/22/2016	3,538,380

			165,608,330

CHINA - 13.6%
USD	6,800	Anton Oilfield Services Group, 7.50%, 11/06/2016(b)(d)	7,259,000
USD	10,000	Central China Real Estate Ltd., 6.50%, 06/04/2016(b)(d)	9,738,120
USD	8,450	China Overseas Finance Cayman Island II Ltd., 5.50%, 11/10/2020(d)	8,955,952
USD	12,030	China Railway Resources Huitung Ltd., 3.85%, 02/05/2023(d)	11,810,561
USD	4,250	China Resources Gas Group Ltd., 4.50%, 04/05/2022(d)	4,429,966
USD	6,355	China Resources Gas Group Ltd., 4.50%, 04/05/2022(d)	6,624,103
USD	9,550	CIFI Holdings Group Co. Ltd., 12.25%, 04/15/2016(b)(d)	10,667,350
USD	8,980	CNOOC Finance 2012 Ltd., 3.88%, 05/02/2022(d)	9,063,397
USD	1,652	CNOOC Finance 2013 Ltd., 3.00%, 05/09/2023	1,539,456
USD	7,100	COSL Finance BVI Ltd., 144A, 3.25%, 09/06/2022(d)	6,755,813
USD	11,800	COSL Finance BVI Ltd., REG S, 3.25%, 09/06/2022(d)	11,227,971
USD	23,200	Country Garden Holdings Co. Ltd., 7.25%, 10/04/2017(b)(d)	23,055,000
USD	4,348	CRCC Yuxiang Ltd., 3.50%, 05/16/2023(d)	4,133,587
USD	7,750	ENN Energy Holdings Ltd., 6.00%, 05/13/2021(d)	8,633,810
USD	5,531	Export-Import Bank of China, 3.63%, 07/31/2024(d)	5,471,520
USD	4,400	Franshion Development Ltd., 6.75%, 04/15/2021(d)	4,642,000
USD	13,200	Franshion Investment Ltd., 4.70%, 10/26/2017(d)	13,596,000
USD	9,155	KWG Property Holding Ltd., 8.98%, 01/14/2017(b)(d)	9,452,538
USD	2,323	KWG Property Holding Ltd., 13.25%, 03/22/2017(d)	2,700,488
USD	3,907	Longfor Properties Co. Ltd., 6.75%, 01/29/2018(b)(d)	3,784,226
USD	6,500	Maoye International Holdings Ltd., 7.75%, 05/19/2017(d)	6,743,750
USD	4,044	MIE Holdings Corp., 7.50%, 04/25/2017(b)(d)	4,271,475
USD	10,200	Sinopec Capital 2013 Ltd., 3.13%, 04/24/2023(d)	9,579,636
USD	1,600	Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/2022(d)	1,615,352

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2014

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
USD	1,300	Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/2042(d)	$1,324,426
USD	4,400	Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/2023(d)	4,540,787
USD	3,460	Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/2024(d)	3,592,421
USD	6,750	Talent Yield Investments Ltd., 4.50%, 04/25/2022(d)	6,986,250
USD	12,884	Trillion Chance Ltd., 8.50%, 01/10/2017(b)(d)	13,147,967
USD	19,000	Wanda Properties Overseas Ltd., 4.88%, 11/21/2018(d)	19,126,844
USD	4,852	Yingde Gases Investment Ltd., 144A, 8.13%, 04/22/2016(b)(d)	5,094,600
USD	5,313	Yingde Gases Investment Ltd., REG S, 8.13%, 04/22/2016(b)(d)	5,578,650

			245,143,016

HONG KONG - 6.3%
USD	10,103	Champion MTN Ltd., 3.75%, 01/17/2023(d)	9,204,490
USD	5,400	CNPC General Capital Ltd., 2.75%, 05/14/2019(d)	5,374,355
USD	4,282	CNPC General Capital Ltd., 3.40%, 04/16/2023(d)	4,108,061
USD	17,000	HLP Finance Ltd., 4.75%, 06/25/2022(d)	17,408,136
USD	1,600	Hong Kong Land Finance Cayman Islands Co. Ltd., 4.50%, 06/01/2022	1,691,094
USD	1,600	Hutchison Whampoa International Ltd., 4.63%, 09/11/2015(d)	1,664,390
USD	1,900	Hutchison Whampoa International Ltd., 7.45%, 11/24/2033(d)	2,691,097
USD	7,014	Hutchison Whampoa International Ltd., 7.63%, 04/09/2019(d)	8,554,310
USD	13,200	Metropolitan Light International Ltd., 5.25%, 01/17/2015(b)(d)	13,463,697
USD	3,800	Pacnet Ltd., 9.00%, 12/12/2016(b)(d)	4,142,000
USD	1,250	Shimao Property Holdings Ltd., 6.63%, 01/14/2017(b)(d)	1,240,625
USD	5,758	Shimao Property Holdings Ltd., 8.13%, 01/22/2018(b)(d)	6,002,715
USD	5,545	Standard Chartered PLC, 144A, 3.95%, 01/11/2023(d)	5,473,974
USD	9,200	Standard Chartered PLC, REG S, 3.95%, 01/11/2023(d)	9,082,157
USD	1,800	Swire Pacific MTN Financing Ltd., 6.25%, 04/18/2018	2,045,030
USD	2,440	Swire Properties MTN Financing Ltd., 2.75%, 03/07/2020(d)	2,378,488
USD	17,300	Swire Properties MTN Financing Ltd., 4.38%, 06/18/2022(d)	18,107,132

			112,631,751

INDIA - 3.0%
USD	2,900	Bank of Baroda, 4.88%, 07/23/2019(d)	3,038,980
USD	3,050	Bank of Baroda, 5.00%, 08/24/2016(d)	3,204,242
USD	3,800	Bharti Airtel International Netherlands BV, 5.13%, 03/11/2023(d)	3,928,630
USD	6,487	GCX Ltd., 7.00%, 08/01/2016(b)(d)	6,632,957
USD	7,000	HDFC Bank Ltd., 3.00%, 03/06/2018(d)	6,993,350
USD	3,515	ICICI Bank Ltd., 4.80%, 05/22/2019(d)	3,701,270
USD	4,400	NTPC Ltd., 4.75%, 10/03/2022(d)	4,450,943
USD	12,500	NTPC Ltd., 5.63%, 07/14/2021(d)	13,415,362
INR	270,000	Rural Electrification Corp. Ltd., 9.35%, 06/15/2022	4,437,636
USD	4,800	State Bank of India, 3.62%, 04/17/2019(d)	4,819,498

			54,622,868

INDONESIA - 4.2%
IDR	24,000,000	Bank OCBC Nisp Tbk PT, 6.90%, 02/19/2015	2,058,475
USD	7,600	Indo Energy Finance BV, 7.00%, 05/05/2015(b)(d)	7,638,000
USD	10,400	Indo Energy Finance II BV, 6.38%, 01/24/2018(b)(d)	8,658,000
USD	3,150	Majapahit Holding BV, 7.88%, 06/29/2037(d)	3,803,625
USD	8,900	Majapahit Holding BV, 8.00%, 08/07/2019(d)	10,579,875
USD	10,100	Pertamina Persero PT, 4.30%, 05/20/2023(d)	9,696,000
USD	10,100	Pertamina Persero PT, 6.00%, 05/03/2042(d)	9,935,875
USD	7,600	Pertamina Persero PT, 6.45%, 05/30/2044(d)	7,961,000
USD	4,600	Perusahaan Listrik Negara PT, 144A, 5.25%, 10/24/2042(d)	4,140,000
USD	6,009	Perusahaan Listrik Negara PT, REG S, 5.25%, 10/24/2042(d)	5,408,100

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2014

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
USD	4,600	TBG Global Pte Ltd., 4.63%, 04/03/2016(b)(d)	$4,669,000

			74,547,950

MALAYSIA - 2.8%
MYR	5,000	AmBank M Bhd, 4.95%, 03/25/2015	1,575,085
USD	11,700	AMBB Capital (L) Ltd., 6.77%, 01/27/2016(a)(b)(c)	12,004,148
MYR	15,000	Bank Pembangunan Malaysia Bhd MTN, 4.15%, 04/10/2015	4,713,051
CNH	10,000	Danga Capital Bhd, 2.90%, 10/20/2014(d)	1,616,594
USD	900	Petroliam Nasional Bhd, 7.63%, 10/15/2026(d)	1,225,440
USD	6,050	PETRONAS Global Sukuk Ltd., 4.25%, 08/12/2014(d)	6,053,987
USD	50	PETRONAS Capital Ltd., 5.25%, 08/12/2019(d)	56,282
USD	6,791	Petronas Capital Ltd., 7.88%, 05/22/2022(d)	8,891,436
USD	2,650	Public Bank Bhd, 6.84%, 08/22/2016(a)(b)	2,780,732
USD	11,550	SBB Capital Corp., 6.62%, 11/02/2015(a)(b)(c)(d)	11,808,015

			50,724,770

PHILIPPINES - 2.8%
USD	3,700	Energy Development Corp., 6.50%, 01/20/2021(d)	4,014,500
USD	6,100	Philippine Long Distance Telephone Co., 8.35%, 03/06/2017	7,076,000
USD	19,200	Power Sector Assets & Liabilities Management Corp., 7.25%, 05/27/2019(d)	22,992,000
USD	12,900	Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/2024(d)	16,544,250

			50,626,750

REPUBLIC OF SOUTH KOREA - 6.2%
USD	3,000	Export-Import Bank of Korea, 5.13%, 03/16/2015	3,081,000
USD	4,300	Export-Import Bank of Korea, 5.88%, 01/14/2015	4,398,165
USD	4,211	Korea Exchange Bank, 2.50%, 06/12/2019(d)	4,176,714
USD	2,050	Korea Expressway Corp., 1.88%, 10/22/2017(b)(d)	2,051,685
USD	12,750	Korea Expressway Corp., 4.50%, 03/23/2015(d)	13,041,707
USD	2,300	Korea Gas Corp., 2.25%, 07/25/2017(d)	2,334,815
USD	1,400	Korea Gas Corp., 2.88%, 07/29/2018(d)	1,432,803
USD	7,633	Korea Gas Corp., 3.50%, 07/02/2026(d)	7,665,372
USD	4,000	Korea Hydro & Nuclear Power Co. Ltd., 2.88%, 10/02/2018(d)	4,072,060
USD	4,200	Korea Hydro & Nuclear Power Co. Ltd., 144A, 3.00%, 09/19/2022(d)	4,103,144
USD	13,400	Korea Hydro & Nuclear Power Co. Ltd., REG S, 3.00%, 09/19/2022(d)	13,090,983
USD	3,000	Korea South-East Power Co. Ltd., 3.63%, 01/29/2017(d)	3,140,721
USD	12,470	Korea South-East Power Co. Ltd., 6.00%, 05/25/2016(d)	13,503,326
USD	11,000	Korea Western Power Co. Ltd., 2.88%, 10/10/2018(d)	11,194,766
USD	6,390	Minera y Metalergica del Boleo SA de CV (Korea Resources Corp.), 2.88%, 05/07/2019(d)	6,426,199
USD	4,200	Shinhan Bank, 1.88%, 07/30/2018(d)	4,117,189
USD	5,880	Shinhan Bank, 5.66%, 03/02/2015(a)(b)(d)	5,994,660
USD	7,896	Woori Bank Co. Ltd., 4.75%, 04/30/2024(d)	7,977,676

			111,802,985

SINGAPORE - 2.1%
SGD	2,750	CapitaMalls Asia Treasury Ltd., 3.95%, 08/24/2017	2,324,542
SGD	3,000	CMT MTN Pte. Ltd., 2.85%, 09/01/2014	2,408,643
USD	8,600	CMT MTN Pte. Ltd., 4.32%, 04/08/2015(d)	8,784,178
USD	8,900	Oversea-Chinese Banking Corp. Ltd., 3.15%, 03/11/2018(a)(b)(d)	8,927,973
USD	7,450	Oversea-Chinese Banking Corp. Ltd., 3.75%, 11/15/2017(a)(b)(d)	7,674,245
USD	4,000	United Overseas Bank Ltd., 2.88%, 10/17/2017(a)(b)(d)	4,022,000
USD	4,400	United Overseas Bank Ltd., 3.75%, 09/19/2019(a)(b)(d)	4,404,400

			38,545,981

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2014

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
SRI LANKA - 0.2%
USD	3,300	Bank of Ceylon, 5.33%, 04/16/2018(d)	$3,349,500
SUPRANATIONAL - 4.9%
AUD	14,000	Asian Development Bank, 5.00%, 03/09/2022	13,999,883
AUD	13,800	Asian Development Bank, 5.50%, 02/15/2016	13,338,491
AUD	16,800	Asian Development Bank, 6.25%, 03/05/2020	17,731,910
AUD	10,000	Inter-American Development Bank, 6.00%, 05/25/2016	9,814,893
AUD	11,200	Inter-American Development Bank, 6.50%, 08/20/2019	11,856,286
AUD	8,900	International Bank for Reconstruction & Development, 5.75%, 10/21/2019	9,168,560
AUD	10,300	International Bank for Reconstruction & Development, 6.00%, 11/09/2016	10,226,881
AUD	2,600	International Finance Corp., 5.75%, 07/28/2020	2,687,661

			88,824,565

THAILAND - 3.2%
USD	2,400	Bangkok Bank PCL, 4.80%, 10/18/2020(d)	2,577,122
USD	4,200	Bangkok Bank PCL, 5.00%, 10/03/2023(d)	4,523,950
USD	4,800	Bangkok Bank PCL, 9.03%, 03/15/2029(d)	6,579,058
USD	4,330	PTT Global Chemical PCL, 144A, 4.25%, 09/19/2022(d)	4,366,554
USD	13,600	PTT Global Chemical PCL, REG S, 4.25%, 09/19/2022(d)	13,714,811
USD	7,400	PTTEP Canada International Finance Ltd., 5.69%, 04/05/2021(d)	8,311,754
USD	4,500	Siam Commercial Bank Ltd., 3.38%, 09/19/2017(d)	4,636,872
USD	12,002	Siam Commercial Bank PCL, 3.50%, 04/07/2019(d)	12,215,996

			56,926,117

Total Corporate Bonds - 58.5% (cost $1,032,578,337)			1,053,354,583

GOVERNMENT BONDS - 68.3%
AUSTRALIA - 41.3%
AUD	30,300	Australia Government Bond, 3.25%, 04/21/2029(d)	26,181,108
AUD	158,200	Australia Government Bond, 4.50%, 10/21/2014	147,654,745
AUD	58,800	Australia Government Bond, 4.50%, 04/21/2033(d)	58,048,716
AUD	7,000	Australia Government Bond, 5.50%, 04/21/2023	7,513,909
AUD	35,300	Australia Government Bond, 5.75%, 07/15/2022	38,225,191
AUD	104,500	Australia Government Bond, 6.25%, 04/15/2015	99,632,852
AUD	5,950	Queensland Treasury Corp., 6.00%, 10/14/2015(f)	5,752,055
AUD	27,100	Queensland Treasury Corp., 6.00%, 04/21/2016	26,570,153
AUD	22,850	Queensland Treasury Corp., 6.00%, 02/21/2018	23,306,690
AUD	31,190	Queensland Treasury Corp., 6.00%, 06/14/2021(f)	33,418,385
AUD	47,100	Queensland Treasury Corp., 6.25%, 06/14/2019(f)	49,819,913
AUD	24,330	Queensland Treasury Corp., 6.25%, 02/21/2020	25,826,343
AUD	131,500	Treasury Corp. of Victoria, 5.75%, 11/15/2016	130,282,981
AUD	14,250	Treasury Corp. of Victoria, 6.00%, 06/15/2020	15,087,868
AUD	35,350	Treasury Corp. of Victoria, 6.00%, 10/17/2022	38,120,337
AUD	15,000	Western Australian Treasury Corp., 7.00%, 07/15/2021	16,790,124

			742,231,370

CHINA - 3.4%
CNY	15,000	China Development Bank, 5.80%, 01/03/2016	2,478,096
CNH	17,500	China Government Bond, 1.40%, 08/18/2016(d)	2,768,874
CNH	10,000	China Government Bond, 1.80%, 12/01/2015	1,604,201
CNH	18,000	China Government Bond, 2.48%, 12/01/2020	2,749,082
CNY	50,000	China Government Bond, 3.28%, 08/05/2020(g)	7,734,740
CNY	10,000	China Government Bond, 3.36%, 05/24/2022(g)	1,525,609
CNY	70,000	China Government Bond, 3.41%, 06/24/2020(g)	10,913,933
CNY	20,000	China Government Bond, 3.46%, 07/11/2020(g)	3,126,225

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2014

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS (continued)
CNY	8,000	China Government Bond, 3.55%, 10/20/2016(g)	$1,284,584
CNY	2,000	China Government Bond, 3.57%, 11/17/2021(g)	310,646
CNY	40,000	China Government Bond, 3.60%, 02/17/2016(g)	6,450,010
CNY	4,000	China Government Bond, 3.77%, 08/15/2016	645,562
CNY	20,000	China Government Bond, 3.83%, 01/27/2018(g)	3,221,400
CNY	60,000	China Government Bond, 4.08%, 08/22/2023(g)	9,562,900
CNY	30,000	China Government Bond, 4.10%, 09/27/2032(g)	4,551,248
CNY	18,000	China Government Bond, 4.13%, 11/07/2018(g)	2,926,158

			61,853,268

INDIA - 2.4%
INR	502,500	India Government Bond, 7.28%, 06/03/2019	7,932,422
INR	1,885,000	India Government Bond, 8.12%, 12/10/2020	30,446,071
INR	125,000	India Government Bond, 8.30%, 07/02/2040	1,968,384
INR	16,000	India Government Bond, 8.33%, 06/07/2036	252,838
INR	150,000	India Government Bond, 8.83%, 12/12/2041	2,515,618

			43,115,333

INDONESIA - 4.9%
IDR	167,000,000	Indonesia Government Bond, Barclays Credit Linked Note, 9.50%, 06/17/2015	14,669,747
USD	7,989	Indonesia Government International Bond, 3.38%, 04/15/2023(d)	7,569,577
USD	14,700	Indonesia Government International Bond, 4.63%, 04/15/2043(d)	13,340,250
USD	3,500	Indonesia Government International Bond, 5.25%, 01/17/2042(d)	3,447,500
USD	7,400	Indonesia Government International Bond, 5.88%, 03/13/2020(d)	8,269,500
USD	1,400	Indonesia Government International Bond, 5.88%, 01/15/2024(d)	1,573,250
USD	6,900	Indonesia Government International Bond, 6.63%, 02/17/2037(d)	7,969,500
IDR	47,000,000	Indonesia Treasury Bond, 8.25%, 06/15/2032	3,913,453
IDR	152,000,000	Indonesia Treasury Bond, 8.38%, 03/15/2034	12,780,998
IDR	119,800,000	Indonesia Treasury Bond, 9.00%, 03/15/2029	10,782,259
IDR	21,000,000	Indonesia Treasury Bond, 9.50%, 07/15/2031	1,954,437
USD	2,050	Perusahaan Penerbit SBSN, 4.00%, 11/21/2018(d)	2,119,188

			88,389,659

MALAYSIA - 2.8%
MYR	41,300	Malaysia Government Bond, 3.31%, 10/31/2017	12,829,698
MYR	1,450	Malaysia Government Bond, 3.39%, 03/15/2017	452,894
MYR	600	Malaysia Government Bond, 3.49%, 03/31/2020	185,204
MYR	98,400	Malaysia Government Bond, 3.58%, 09/28/2018	30,787,901
MYR	20,400	Malaysia Government Bond, 4.16%, 07/15/2021	6,525,555

			50,781,252

NEW ZEALAND - 0.2%
NZD	2,150	New Zealand Government Bond, 6.00%, 04/15/2015	1,856,726
NZD	1,500	Province of Quebec, 6.75%, 11/09/2015	1,312,605

			3,169,331

PHILIPPINES - 2.3%
PHP	347,040	Philippine Government Bond, 5.75%, 11/24/2021	8,925,082
PHP	544	Philippine Government Bond, 6.38%, 01/19/2022	14,419
PHP	331,030	Philippine Government Bond, 9.13%, 09/04/2016	8,608,576
USD	8,300	Philippine Government International Bond, 6.50%, 01/20/2020	9,856,250
USD	7,050	Philippine Government International Bond, 7.75%, 01/14/2031	9,799,500
USD	2,970	Philippine Government International Bond, 9.88%, 01/15/2019	3,905,550

			41,109,377

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2014

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS (continued)
REPUBLIC OF SOUTH KOREA - 6.5%
USD	5,600	Korea Land & Housing Corp., 1.88%, 08/02/2017(d)	$5,617,786
KRW	7,000,000	Korea Monetary Stabilization Bond, 2.47%, 04/02/2015	6,813,840
KRW	30,000,000	Korea Monetary Stabilization Bond, 2.76%, 06/02/2015	29,268,745
KRW	17,453,370	Korea Treasury Bond, 1.50%, 06/10/2021(h)	17,374,292
KRW	2,000,000	Korea Treasury Bond, 2.75%, 09/10/2017	1,956,229
KRW	22,000,000	Korea Treasury Bond, 2.75%, 03/10/2018	21,484,936
KRW	15,500,000	Korea Treasury Bond, 3.25%, 09/10/2018	15,393,837
KRW	10,300,000	Korea Treasury Bond, 3.38%, 09/10/2023	10,286,091
KRW	3,300,000	Korea Treasury Bond, 3.75%, 06/10/2022	3,383,311
KRW	5,000,000	Korea Treasury Bond, 4.25%, 06/10/2021	5,264,270

			116,843,337

SINGAPORE - 0.4%
SGD	3,000	Housing & Development Board, 1.01%, 09/19/2016	2,393,216
SGD	3,000	Housing & Development Board, 1.83%, 11/21/2018(d)	2,374,081
SGD	750	Housing & Development Board, 2.02%, 02/22/2016	610,548
SGD	2,000	Housing & Development Board, 3.14%, 03/18/2021	1,652,281

			7,030,126

SRI LANKA - 1.1%
LKR	151,000	Sri Lanka Government Bonds, 8.00%, 11/15/2018	1,158,791
LKR	650,000	Sri Lanka Government Bonds, 8.50%, 11/01/2015	5,084,987
LKR	230,000	Sri Lanka Government Bonds, 8.50%, 04/01/2018	1,799,060
LKR	388,000	Sri Lanka Government Bonds, 8.50%, 07/15/2018	3,029,007
LKR	648,600	Sri Lanka Government Bonds, 10.60%, 07/01/2019	5,456,299
USD	2,850	Sri Lanka Government International Bond, 6.25%, 07/27/2021(d)	3,021,000

			19,549,144

THAILAND - 3.0%
THB	638,632	Thailand Government Bond, 1.20%, 07/14/2021(d)(h)	19,304,621
THB	330,905	Thailand Government Bond, 1.25%, 03/12/2028(d)(h)	9,458,284
THB	321,000	Thailand Government Bond, 3.45%, 03/08/2019	10,126,285
THB	480,000	Thailand Government Bond, 3.63%, 06/16/2023	14,997,287

			53,886,477

Total Government Bonds - 68.3% (cost $1,225,381,232)			1,227,958,674

RESIDENTIAL MORTGAGE BACKED SECURITY - 0.1%
AUSTRALIA - 0.1%
AUD	1,662	Westpac Securitisation Trust, 2.82%, 05/21/2038(a)(b)	1,543,021

Total Residential Mortgage Backed Securities - 0.1% (cost $1,397,116)			1,543,021

SHORT-TERM INVESTMENT - 3.2%
UNITED STATES - 3.2%
USD	58,055	Repurchase Agreement, Fixed Income Clearing Corp., 0.00% dated 07/31/2014, due 08/01/2014 in the amount of $58,055,000 (collateralized by $45,735,000 U.S. Treasury Bond, maturing 02/15/2041; value of $59,226,825)	58,055,000

Total Short-Term Investment - 3.2% (cost $58,055,000)			58,055,000

Total Investments - 130.1% (cost $2,317,411,685)			2,340,911,278

Liabilities in Excess of Other Assets - (30.1)%			(541,650,653)

Net Assets - 100.0%			$1,799,260,625

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2014

AUD - Australian Dollar

CNH - Chinese Yuan Renminbi Offshore

CNY - Chinese Yuan Renminbi

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

LKR - Sri Lanka Rupee

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PHP - Philippine Peso

SGD - Singapore Dollar

THB - Thailand Baht

USD - U.S. Dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2014.

(b)	The maturity date presented for these instruments represents the next call/put date.

(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(d)	Denotes a security issued under Regulation S or Rule 144A.

(e)	Illiquid security.

(f)	This security is government guaranteed.

(g)	China A shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.

(h)	Inflation linked security.

At July 31, 2014, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-2 year	UBS	267	09/30/2014	$(80,135)
United States Treasury Note 6%-5 year	UBS	(1,420)	09/30/2014	848,089
United States Treasury Note 6%-10 year	UBS	(2,117)	09/19/2014	785,376
United States Treasury Bond 6%-30 year	UBS	(29)	09/19/2014	3,559

				$1,556,889

At July 31, 2014, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi/United States Dollar
03/10/2015	Credit Suisse	CNY 99,408,000	USD 16,000,000	$15,913,396	$(86,604)
03/10/2015	Deutche Bank	CNY 88,836,500	USD 14,380,000	14,221,093	(158,907)
03/10/2015	HSBC	CNY 78,212,500	USD 12,500,000	12,520,386	20,386
07/14/2015	State Street	CNY 176,540,000	USD 28,000,000	28,164,043	164,043
Indian Rupee/United States Dollar
09/09/2014	Standard Chartered Bank	INR 2,586,333,900	USD 43,000,000	42,383,717	(616,283)
Indonesian Rupiah/United States Dollar
08/12/2014	HSBC	IDR 67,647,600,000	USD 5,700,000	5,835,966	135,966
08/12/2014	UBS	IDR 28,567,800,000	USD 2,360,000	2,464,547	104,547
Malaysian Ringgit/United States Dollar
08/18/2014	Credit Suisse	MYR 78,963,500	USD 24,500,000	24,679,776	179,776
08/18/2014	Deutsche Bank	MYR 31,942,350	USD 9,900,000	9,983,474	83,474

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2014

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Philippine Peso/United States Dollar
08/18/2014	Standard Chartered Bank	PHP 830,784,000	USD 19,200,000	$19,102,600	$(97,400)
Singapore Dollar/United States Dollar
08/18/2014	Credit Suisse	SGD 36,061,346	USD 28,850,000	28,907,100	57,100
South Korean Won/United States Dollar
08/04/2014	Credit Suisse	KRW 46,754,130,000	USD 45,300,000	45,487,309	187,308
08/04/2014	UBS	KRW 80,628,160,000	USD 78,800,000	78,443,508	(356,492)
09/05/2014	Credit Suisse	KRW 93,107,182,000	USD 90,580,000	90,517,120	(62,881)
Thai Baht/United States Dollar
09/09/2014	UBS	THB 1,396,224,000	USD 43,200,000	43,409,632	209,632

				$462,033,667	$(236,335)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
10/31/2014	Credit Suisse	USD 18,800,000	AUD 20,140,383	$18,603,872	$196,128
United States Dollar/Chinese Renminbi Offshore
10/30/2014	Royal Bank of Canada	USD 11,600,000	CNH 72,902,566	11,719,744	(119,744)
United States Dollar/Chinese Yuan Renminbi
07/14/2015	Deutsche Bank	USD 32,400,000	CNY 202,532,400	32,310,702	89,298
United States Dollar/Indonesian Rupiah
08/12/2014	Goldman Sachs	USD 9,450,000	IDR 112,228,200,000	9,681,939	(231,939)
08/12/2014	UBS	USD 11,900,000	IDR 137,147,500,000	11,831,730	68,270
United States Dollar/Malaysian Ringgit
08/18/2014	Goldman Sachs	USD 35,920,000	MYR 115,856,368	36,210,517	(290,517)
09/04/2014	Standard Chartered Bank	USD 25,200,000	MYR 80,640,000	25,170,111	29,889
United States Dollar/Philippine Peso
08/18/2014	State Street	USD 10,800,000	PHP 473,536,800	10,888,250	(88,250)
United States Dollar/Singapore Dollar
08/18/2014	Credit Suisse	USD 35,700,000	SGD 44,623,572	35,770,657	(70,657)
United States Dollar/South Korean Won
08/04/2014	Credit Suisse	USD 45,560,447	KRW 46,754,130,000	45,487,309	73,138
08/04/2014	State Street	USD 33,520,000	KRW 34,166,936,000	33,241,169	278,831
08/04/2014	UBS	USD 78,569,635	KRW 80,628,160,000	78,443,508	126,127
09/05/2014	Credit Suisse	USD 25,500,000	KRW 26,277,750,000	25,546,754	(46,754)
United States Dollar/Thai Baht
09/09/2014	Goldman Sachs	USD 8,800,000	THB 288,992,000	8,984,974	(184,974)
09/09/2014	Standard Chartered Bank	USD 45,020,000	THB 1,466,437,660	45,592,626	(572,626)

				$429,483,862	$(743,780)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2014

At July 31, 2014, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
USD	84,000,000	10/31/2016	Barclays Bank	Receive	3-month LIBOR Index	1.42%	$(1,387,572)
USD	66,000,000	11/01/2017	Barclays Bank	Receive	3-month LIBOR Index	0.84%	882,227

							$(505,345)

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (Unaudited)

July 31, 2014

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund is required to value its securities at fair market value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper, and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon other significant observable inputs, including unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (Unaudited) (continued)

July 31, 2014

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Corporate Bonds	$—	$1,053,354,583	$—	$1,053,354,583
Government Bonds	—	1,227,958,674	—	1,227,958,674
Residential Mortgage Backed Securities	—	1,543,021	—	1,543,021

Total Fixed Income Investments	—	2,282,856,278	—	2,282,856,278
Short-Term Investment	—	58,055,000	—	58,055,000

Total Investments	$—	$2,340,911,278	$—	$2,340,911,278

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,003,913	$—	$2,003,913
Futures Contracts	1,637,024	—	—	1,637,024
Interest Rate Swap Agreements	—	882,227	—	882,227

Total Other Financial Instruments	$1,637,024	$2,886,140	$—	$4,523,164

Total Assets	$1,637,024	$2,343,797,418	$—	$2,345,434,442

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,984,028)	$—	$(2,984,028)
Futures Contracts	(80,135)	—	—	(80,135)
Interest Rate Swap Agreements	—	(1,387,572)	—	(1,387,572)

Total Liabilities – Other Financial Instruments	$(80,135)	$(4,371,600)	$—	$(4,451,735)

Amounts lists as “—” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended July 31, 2014, there were no transfers between Levels 1, 2 or 3. For the period ended July 31, 2014, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $58,055,000 as of July 31, 2014. The value of the related collateral exceeded the value of the repurchase agreement at July 31, 2014. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreement, see the Portfolio of Investments.

(c) Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1940 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (Unaudited) (continued)

July 31, 2014

(d) Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage currency, interest rate and credit risk and as a substitute for physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage the Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. The use of forward contracts allows the separation of decision-making between markets and their currencies. The forward contract is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. Forward contracts’ prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

While the Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain risks. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Fund’s portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving a complete hedge, which will expose the Fund to the risk of foreign exchange loss.

Forward contracts are subject to the risk that the counterparties to such contracts may default on their obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the market price at the time of the default.

Futures Contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or prices.

Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This payment is known as initial margin. Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

There are significant risks associated with the Fund’s use of futures contracts, including the following: (1) the success of a hedging strategy may depend on the ability of the Fund’s investment adviser and/or sub-adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (Unaudited) (continued)

July 31, 2014

or no correlation between the movement in the price of futures contracts, interest rates and the value/market value of the securities held by the Fund; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts. In addition, should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swaps:

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions.

The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Fund and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Certain swaps entered into after June 10, 2013, including some interest rate swaps, must be cleared pursuant to U.S. Commodity Futures Trading Commission (“CFTC”) regulations. As a result, these swaps can no longer be traded over-the-counter and are subject to various regulations and rules of the CFTC.

(e) Credit-Linked Notes:

The Fund invests in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (Unaudited) (concluded)

July 31, 2014

(f) Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2014 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$2,296,928,055	$63,168,012	$(19,184,789)	$43,983,223

Aberdeen Asia-Pacific Income Fund, Inc.

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 25, 2014

By:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 25, 2014